FAIR VALUE ELECTIONS	12 Months Ended
Dec. 31, 2012
FAIR VALUE ELECTIONS
FAIR VALUE ELECTIONS

26. FAIR VALUE ELECTIONS

The Company may elect to report most financial instruments and certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in earnings. The election is made upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once an election is made. The changes in fair value are recorded in current earnings. Additional discussion regarding the applicable areas in which fair value elections were made is presented in Note 25 to the Consolidated Financial Statements.
     All servicing rights are recognized initially at fair value. The Company has elected fair value accounting for its mortgage servicing rights. See Note 22 to the Consolidated Financial Statements for further discussions regarding the accounting and reporting of MSRs.
     The following table presents, as of December 31, 2012 and 2011, the fair value of those positions selected for fair value accounting, as well as the changes in fair value gains and losses for the years ended December 31, 2012 and 2011:

			Changes in fair value gains
	Fair value at		(losses) for the years
	December 31,		ended December 31,
In millions of dollars	2012	2011	2012	2011
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell
Selected portfolios of securities purchased under agreements to resell and securities borrowed (1)	$160,589	$142,862	$(409)	$(138)
Trading account assets	17,206	14,179	838	(1,775)
Investments	443	526	(50)	233
Loans
Certain Corporate loans (2)	4,056	3,939	77	82
Certain Consumer loans (2)	1,231	1,326	(104)	(281)
Total loans	$5,287	$5,265	$(27)	$(199)
Other assets
MSRs	$1,942	$2,569	$(427)	$(1,465)
Certain mortgage loans held for sale	6,879	6,213	350	172
Certain equity method investments	22	47	3	(17)
Total other assets	$8,843	$8,829	$(74)	$(1,310)
Total assets	$192,368	$171,661	$278	$(3,189)
Liabilities
Interest-bearing deposits	$1,447	$1,326	$(218)	$107
Federal funds purchased and securities loaned or sold under agreements to repurchase
Selected portfolios of securities sold under agreements to repurchase and securities loaned (1)	116,689	97,712	66	(108)
Trading account liabilities	1,461	1,763	(143)	872
Short-term borrowings	818	1,354	(2)	(15)
Long-term debt	29,764	24,172	(2,225)	1,611
Total liabilities	$150,179	$126,327	$(2,522)	$2,467

(1)	Reflects netting of the amounts due from securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase.
(2)	Includes mortgage loans held by mortgage loan securitization VIEs consolidated upon the adoption of SFAS 167 on January 1, 2010.

Own Debt Valuation Adjustments for Structured Debt
Own debt valuation adjustments are recognized on Citi’s debt liabilities for which the fair value option has been elected using Citi’s credit spreads observed in the bond market. The fair value of debt liabilities for which the fair value option is elected (other than non-recourse and similar liabilities) is impacted by the narrowing or widening of the Company’s credit spreads. The estimated change in the fair value of these debt liabilities due to such changes in the Company’s own credit risk (or instrument-specific credit risk) was a loss of $2,009 million and a gain of $1,774 million for the years ended December 31, 2012 and 2011, respectively. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating the Company’s current credit spreads observable in the bond market into the relevant valuation technique used to value each liability as described above.

The Fair Value Option for Financial Assets and Financial Liabilities

Selected portfolios of securities purchased under agreements to resell, securities borrowed, securities sold under agreements to repurchase, securities loaned and certain non-collateralized short-term borrowings
The Company elected the fair value option for certain portfolios of fixed-income securities purchased under agreements to resell and fixed-income securities sold under agreements to repurchase, securities borrowed, securities loaned (and certain non-collateralized short-term borrowings) on broker-dealer entities in the United States, United Kingdom and Japan. In each case, the election was made because the related interest-rate risk is managed on a portfolio basis, primarily with derivative instruments that are accounted for at fair value through earnings.
     Changes in fair value for transactions in these portfolios are recorded in Principal transactions. The related interest revenue and interest expense are measured based on the contractual rates specified in the transactions and are reported as interest revenue and expense in the Consolidated Statement of Income.

Selected letters of credit and revolving loans hedged by credit default swaps or participation notes
The Company has elected the fair value option for certain letters of credit that are hedged with derivative instruments or participation notes. Citigroup elected the fair value option for these transactions because the risk is managed on a fair value basis and mitigates accounting mismatches.
     There was no notional amount of these unfunded letters of credit at December 31, 2012 and $0.6 billion at December 31, 2011. The amount funded was insignificant with no amounts 90 days or more past due or on non-accrual status at December 31, 2012 and 2011.
     These items have been classified in Trading account assets or Trading account liabilities on the Consolidated Balance Sheet. Changes in fair value of these items are classified in Principal transactions in the Company’s Consolidated Statement of Income.

Certain loans and other credit products
Citigroup has elected the fair value option for certain originated and purchased loans, including certain unfunded loan products, such as guarantees and letters of credit, executed by Citigroup’s lending and trading businesses. None of these credit products are highly leveraged financing commitments. Significant groups of transactions include loans and unfunded loan products that are expected to be either sold or securitized in the near term, or transactions where the economic risks are hedged with derivative instruments such as purchased credit default swaps or total return swaps where the Company pays the total return on the underlying loans to a third party. Citigroup has elected the fair value option to mitigate accounting mismatches in cases where hedge accounting is complex and to achieve operational simplifications. Fair value was not elected for most lending transactions across the Company, including where management objectives would not be met.

Certain investments in unallocated precious metals
Citigroup invests in unallocated precious metals accounts (gold, silver, platinum and palladium) as part of its commodity trading business or to economically hedge certain exposures from issuing structured liabilities. Under ASC 815, the investment is bifurcated into a debt host contract and a commodity forward derivative instrument. Citigroup elects the fair value option for the debt host contract, and reports the debt host contract within Trading account assets on the Company’s Consolidated Balance Sheet. The total carrying amount of debt host contracts across unallocated precious metals accounts at December 31, 2012 was approximately $5.5 billion. The amounts are expected to fluctuate based on trading activity in the future periods.

The following table provides information about certain credit products carried at fair value at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$11,658	$3,893	$14,150	$3,735
Aggregate unpaid principal balance in excess of (less than) fair value	31	(132)	540	(54)
Balance of non-accrual loans or loans more than 90 days past due	104	—	134	—
Aggregate unpaid principal balance in excess of fair value for non-accrual
loans or loans more than 90 days past due	85	—	43	—

     In addition to the amounts reported above, $1,891 million and $648 million of unfunded loan commitments related to certain credit products selected for fair value accounting were outstanding as of December 31, 2012 and 2011, respectively.
     Changes in fair value of funded and unfunded credit products are classified in Principal transactions in the Company’s Consolidated Statement of Income. Related interest revenue is measured based on the contractual interest rates and reported as Interest revenue on Trading account assets or loan interest depending on the balance sheet classifications of the credit products. The changes in fair value for the years ended December 31, 2012 and 2011 due to instrument-specific credit risk totaled to a gain of $39 million and $53 million, respectively.

Certain investments in private equity and real estate ventures and certain equity method investments
Citigroup invests in private equity and real estate ventures for the purpose of earning investment returns and for capital appreciation. The Company has elected the fair value option for certain of these ventures, because such investments are considered similar to many private equity or hedge fund activities in Citi’s investment companies, which are reported at fair value. The fair value option brings consistency in the accounting and evaluation of these investments. All investments (debt and equity) in such private equity and real estate entities are accounted for at fair value. These investments are classified as Investments on Citigroup’s Consolidated Balance Sheet.
     Citigroup also holds various non-strategic investments in leveraged buyout funds and other hedge funds for which the Company elected fair value accounting to reduce operational and accounting complexity. Since the funds account for all of their underlying assets at fair value, the impact of applying the equity method to Citigroup’s investment in these funds was equivalent to fair value accounting. These investments are classified as Other assets on Citigroup’s Consolidated Balance Sheet.
     Changes in the fair values of these investments are classified in Other revenue in the Company’s Consolidated Statement of Income.

Certain mortgage loans (HFS)
Citigroup has elected the fair value option for certain purchased and originated prime fixed-rate and conforming adjustable-rate first mortgage loans HFS. These loans are intended for sale or securitization and are hedged with derivative instruments. The Company has elected the fair value option to mitigate accounting mismatches in cases where hedge accounting is complex and to achieve operational simplifications.

The following table provides information about certain mortgage loans HFS carried at fair value at December 31, 2012 and 2011:

In millions of dollars	December 31, 2012	December 31, 2011
Carrying amount reported on the Consolidated Balance Sheet	$6,879	$6,213
Aggregate fair value in excess of unpaid principal balance	390	274
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

     The changes in fair values of these mortgage loans are reported in Other revenue in the Company’s Consolidated Statement of Income. There was no change in fair value during the year ended December 31, 2012 due to instrument-specific credit risk. The change in fair value during the year ended December 31, 2011 due to instrument-specific credit risk resulted in a loss of $0.1 million. Related interest income continues to be measured based on the contractual interest rates and reported as such in the Consolidated Statement of Income.

Certain consolidated VIEs
The Company has elected the fair value option for all qualified assets and liabilities of certain VIEs that were consolidated upon the adoption of SFAS 167 on January 1, 2010, including certain private label mortgage securitizations, mutual fund deferred sales commissions and collateralized loan obligation VIEs. The Company elected the fair value option for these VIEs, as the Company believes this method better reflects the economic risks, since substantially all of the Company’s retained interests in these entities are carried at fair value.
     With respect to the consolidated mortgage VIEs, the Company determined the fair value for the mortgage loans and long-term debt utilizing internal valuation techniques. The fair value of the long-term debt measured using internal valuation techniques is verified, where possible, to prices obtained from independent vendors. Vendors compile prices from various sources and may apply matrix pricing for similar securities when no price is observable. Security pricing associated with long-term debt that is valued using observable inputs is classified as Level 2, and debt that is valued using one or more significant unobservable inputs is classified as Level 3. The fair value of mortgage loans of each VIE is derived from the security pricing. When substantially all of the long-term debt of a VIE is valued using Level 2 inputs, the corresponding mortgage loans are classified as Level 2. Otherwise, the mortgage loans of a VIE are classified as Level 3.

     With respect to the consolidated mortgage VIEs for which the fair value option was elected, the mortgage loans are classified as Loans on Citigroup’s Consolidated Balance Sheet. The changes in fair value of the loans are reported as Other revenue in the Company’s Consolidated Statement of Income. Related interest revenue is measured based on the contractual interest rates and reported as Interest revenue in the Company’s Consolidated Statement of Income. Information about these mortgage loans is included in the table below. The change in fair value of these loans due to instrument-specific credit risk was a loss of $107 million and $275 million for the years ended December 31, 2012 and 2011, respectively.
     The debt issued by these consolidated VIEs is classified as long-term debt on Citigroup’s Consolidated Balance Sheet. The changes in fair value for the majority of these liabilities are reported in Other revenue in the Company’s Consolidated Statement of Income. Related interest expense is measured based on the contractual interest rates and reported as such in the Consolidated Statement of Income. The aggregate unpaid principal balance of long-term debt of these consolidated VIEs exceeded the aggregate fair value by $869 million and $984 million as of December 31, 2012 and 2011, respectively.

The following table provides information about Corporate and Consumer loans of consolidated VIEs carried at fair value at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
In millions of dollars	Corporate loans	Consumer loans	Corporate loans	Consumer loans
Carrying amount reported on the Consolidated Balance Sheet	$157	$1,191	$198	$1,292
Aggregate unpaid principal balance in excess of fair value	347	293	394	436
Balance of non-accrual loans or loans more than 90 days past due	34	123	23	86
Aggregate unpaid principal balance in excess of fair value for non-accrual
loans or loans more than 90 days past due	36	111	42	120

Certain structured liabilities
The Company has elected the fair value option for certain structured liabilities whose performance is linked to structured interest rates, inflation, currency, equity, referenced credit or commodity risks (structured liabilities). The Company elected the fair value option, because these exposures are considered to be trading-related positions and, therefore, are managed on a fair value basis. These positions will continue to be classified as debt, deposits or derivatives (Trading account liabilities) on the Company’s Consolidated Balance Sheet according to their legal form.
     The change in fair value for these structured liabilities is reported in Principal transactions in the Company’s Consolidated Statement of Income. Changes in fair value for these structured liabilities include an economic component for accrued interest, which is included in the change in fair value reported in Principal transactions.

Certain non-structured liabilities
The Company has elected the fair value option for certain non-structured liabilities with fixed and floating interest rates (non-structured liabilities). The Company has elected the fair value option where the interest-rate risk of such liabilities is economically hedged with derivative contracts or the proceeds are used to purchase financial assets that will also be accounted for at fair value through earnings. The election has been made to mitigate accounting mismatches and to achieve operational simplifications. These positions are reported in Short-term borrowings and Long-term debt on the Company’s Consolidated Balance Sheet. The change in fair value for these non-structured liabilities is reported in Principal transactions in the Company’s Consolidated Statement of Income.
     Related interest expense on non-structured liabilities is measured based on the contractual interest rates and reported as such in the Consolidated Statement of Income.

     The following table provides information about long-term debt carried at fair value, excluding the debt issued by the consolidated VIEs, at December 31, 2012 and 2011:

In millions of dollars	December 31, 2012	December 31, 2011
Carrying amount reported on the Consolidated Balance Sheet	$28,434	$22,614
Aggregate unpaid principal balance in excess of (less than) fair value	(226)	1,680

The following table provides information about short-term borrowings carried at fair value at December 31, 2012 and 2011:

In millions of dollars	December 31, 2012	December 31, 2011
Carrying amount reported on the Consolidated Balance Sheet	$818	$1,354
Aggregate unpaid principal balance in excess of (less than) fair value	(232)	49